Deposits (Tables)	9 Months Ended
Jul. 31, 2022
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Summary of Deposits and Components

$ millions, as at							2022 Jul. 31	2021 Oct. 31
	Payable on demand	(3)	Payable after notice	(4)	Payable on a fixed date	(5)(6)	Total	Total
Personal	$17,017		$144,193		$67,699		$228,909	$213,932
Business and government (7)(8)	106,543		85,249		186,571		378,363	344,388
Bank	13,266		76		9,929		23,271	20,246
Secured borrowings (9)	–		–		47,914		47,914	42,592
	$136,826		$229,518		$312,113		$678,457	$621,158
Comprises:
Held at amortized cost							$653,562	$602,628
Designated at fair value							24,895	18,530
							$678,457	$621,158
Total deposits include (10) :
Non-interest-bearing deposits
Canada							$96,618	$93,850
U.S.							16,367	16,522
Other international							6,083	5,601
Interest-bearing deposits
Canada							431,974	406,642
U.S.							87,504	70,312
Other international							39,911	28,231
							$678,457	$621,158
(1)
Includes deposits of $234.8 billion (October 31, 2021: $215.4 billion) denominated in U.S. dollars and deposits of $51.6 billion (October 31, 2021: $37.1 billion) denominated in other foreign currencies.

(2)	Net of purchased notes of $2.6 billion (October 31, 2021: $2.2 billion).
(3)	Includes all deposits for which we do not have the right to require notice of withdrawal. These deposits are generally chequing accounts.
(4)	Includes all deposits for which we can legally require notice of withdrawal. These deposits are generally savings accounts.
(5)	Includes all deposits that mature on a specified date. These deposits are generally term deposits, guaranteed investment certificates, and similar instruments.
(6)
Includes $49.7 billion (October 31, 2021: $32.6 billion) of deposits which are subject to the bank recapitalization (bail-in) conversion regulations issued by the Department of Finance Canada. These regulations provide certain statutory powers to the Canada Deposit Insurance Corporation (CDIC), including the ability to convert specified eligible shares and liabilities of CIBC into common shares in the event that CIBC is determined to be non-viable.

(7)	Includes nil (October 31, 2021: $300 million) of Notes issued to CIBC Capital Trust. These Notes were redeemed on November 1, 2021.
(8)
Includes $9.0 billion (October 31, 2021: $8.8 billion) of structured note liabilities that were sold upon issuance to third-party financial intermediaries, who may resell the notes to retail investors in foreign jurisdictions.

(9)	Comprises liabilities issued by, or as a result of, activities associated with the securitization of residential mortgages, Covered Bond Programme, and consolidated securitization vehicles.
(10)	Classification is based on geographical location of the CIBC office.